Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2012
Registrant Name	dei_EntityRegistrantName	DREYFUS NEW YORK AMT-FREE MUNICIPAL MONEY MARKET FUND
Central Index Key	dei_EntityCentralIndexKey	0000814236
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Oct. 01, 2012
DREYFUS NEW YORK AMT-FREE MUNICIPAL MONEY MARKET FUND (Prospectus Summary) | DREYFUS NEW YORK AMT-FREE MUNICIPAL MONEY MARKET FUND | DREYFUS NEW YORK AMT-FREE MUNICIPAL MONEY MARKET FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DNYXX
DREYFUS NEW YORK TAX EXEMPT BOND FUND INC /NEW/ (Prospectus Summary) | DREYFUS NEW YORK TAX EXEMPT BOND FUND INC /NEW/ | DREYFUS NEW YORK TAX EXEMPT BOND FUND INC /NEW/
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DRNYX